Financial expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial expenses

32.	Financial expenses

	2024	2023	2023

Financial expenses	(2,817,346)	(2,765,961)	(2,762,963)
Interest and inflation adjustment on loans and financing	(254,728)	(215,357)	(71,979)
Interest on taxes and rates	(271,936)	(252,527)	(187,778)
Swap interest	(380,972)	(578,900)	(644,280)
Interest on lease liabilities, net of cancellations	(1,432,764)	(1,062,251)	(1,333,007)
Inflation adjustment(i)	(214,853)	(346,719)	(206,018)
Discounts granted	(44,864)	(56,356)	(48,774)
Other expenses (ii)	(217,229)	(253,851)	(271,127)

(i)	Mostly comprised by the monetary restatement of legal and administrative proceedings, in the amount of R$ 195,978, see Note 24 (R$ 318,568 in 2023 and 146,645 in 2022); and

(ii)	Mostly related to: (a) interest on concessions in the amount of R$ 111,757 (R$ 111,986 in 2023 and R$ 87,673 in 2022); and (b) financial expenses related to guarantee insurance, surety and charges in the amount of R$ 95,521 (R$ 103,448 in 2023 and R$103,442 in 2022).